Details of Significant Accounts - Sensitivity Analysis of Actuarial Assumption (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumption - 0.25% increase	$ (201)	$ (7)	$ (197)
Assumption - 0.25% decrease	209	7	205
Future Salary Increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumption - 0.25% increase	189	6	186
Assumption - 0.25% decrease	$ (183)	$ (6)	$ (181)